Condensed Consolidated Interim Statements of Cash Flows (Unaudited) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Operating activities
Net earnings	$ 292	$ 312	$ 656	$ 649
Adjustments to reconcile net earnings to net cash provided by operating activities:
Depreciation - property, plant and equipment	276	267	545	533
Amortization - intangible assets	25	24	51	48
Amortization - other	8	7	15	14
Deferred income tax expense	76	102	61	174
Accrued employee future benefits	7	9	3	10
Equity component of allowance for funds used during construction (Note 10)	(15)	(19)	(30)	(36)
Other	41	(33)	59	(11)
Change in long-term regulatory assets and liabilities	(38)	(2)	2	(9)
Change in working capital (Note 13)	10	(18)	(91)	(182)
Cash from operating activities	682	649	1,271	1,190
Investing activities
Capital expenditures - property, plant and equipment	(724)	(654)	(1,379)	(1,323)
Capital expenditures - intangible assets	(68)	(65)	(98)	(105)
Contributions in aid of construction	33	24	60	37
Other	(33)	(46)	(53)	(69)
Cash used in investing activities	(792)	(741)	(1,470)	(1,460)
Financing activities
Proceeds from long-term debt, net of issuance costs	32	368	352	756
Repayments of long-term debt and capital lease and finance obligations	(85)	(19)	(231)	(35)
Borrowings under committed credit facilities (Note 16)	1,196	1,658	2,362	3,624
Repayments under committed credit facilities (Note 16)	(1,079)	(1,881)	(2,185)	(4,397)
Net change in short-term borrowings (Note 16)	25	8	23	10
Issue of common shares, net of costs, and dividends reinvested	5	30	20	544
Dividends
Common shares, net of dividends reinvested	(114)	(104)	(230)	(202)
Preference shares	(17)	(17)	(33)	(33)
Subsidiary dividends paid to non-controlling interests	(16)	(22)	(40)	(39)
Other	22	6	20	7
Cash (used in) from financing activities	(31)	27	58	235
Effect of exchange rate changes on cash and cash equivalents	5	(2)	11	(3)
Change in cash and cash equivalents	(136)	(67)	(130)	(38)
Cash and cash equivalents, beginning of period	333	298	327	269
Cash and cash equivalents, end of period	$ 197	$ 231	$ 197	$ 231